Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of revenue disaggregated by service

The following table presents the Company’s revenues disaggregated by service lines for the years ended December 31, 2020, 2021 and 2022:

	For the years ended December 31,
	2020	2021	2022
	SGD	SGD	SGD	USD
Brokerage services
Independent Third Parties	2,875,529	3,475,750	3,069,160	2,289,734
Related Parties	25,950	255,836	2,900	2,164
	2,901,479	3,731,586	3,072,060	2,291,898
Emerging and other services
Independent Third Parties	437,195	650,097	970,376	723,944
Related Parties	-	-	2,983,156	2,225,572
	437,195	650,097	3,953,532	2,949,516

Total revenues	3,338,674	4,381,683	7,025,592	5,241,414